575 Madison Avenue New York, NY 10022-2585 212.940.8800 tel 212.940.8776 fax......

Peter J. Shea peter.shea@kattenlaw.com 212-940-6447 direct 212 894-5724 fax

Securities Act Rule 497(c)
Securities Act File No. 333-146327
1940 Act File No. 811-22128

September 12, 2011

VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: FocusShares Trust (“Registrant”) File Nos. 333-146327 and 811-22128

Dear Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “Securities Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated March 21, 2011, for the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF, Focus Morningstar Small Cap Index ETF, Focus Morningstar Basic Materials Index ETF, Focus Morningstar Communication Services Index ETF, Focus Morningstar Consumer Cyclical Index ETF, Focus Morningstar Consumer Defensive Index ETF, Focus Morningstar Energy Index ETF, Focus Morningstar Financial Services Index ETF, Focus Morningstar Health Care Index ETF, Focus Morningstar Industrials Index ETF, Focus Morningstar Real Estate Index ETF, Focus Morningstar Technology Index ETF and Focus Morningstar Utilities Index ETF series of the Registrant, as filed pursuant to Rule 497(c) under the Securities Act on March 21, 2011 (Accession Number: 0001144204-11-016174).

Please direct questions or comments relating to this filing to me at (212) 940-6447.

Very truly yours, /s/ Peter J. Shea Peter J. Shea